Basis of Presentation and Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
On July 27, 2023, TC Energy Corporation (TC Energy or the Former Parent) announced plans to separate into two independent, investment-grade, publicly listed companies through the proposed spinoff of its Liquids Pipelines business (the Spinoff). On October 1, 2024, the Company completed the spinoff from its Former Parent and formed a new publicly traded company named South Bow Corporation. Under the Spinoff transaction, TC Energy shareholders as of the close of business on the record date of September 25, 2024, received 0.2 of a South Bow common share in exchange for every one share of TC Energy common share held, while retaining their interest in TC Energy. South Bow's common shares commenced regular-way trading on the Toronto Stock Exchange (TSX) on October 2, 2024, and on the New York Stock Exchange (NYSE) on October 8, 2024, under the ticker symbol "SOBO".
South Bow's reporting currency is the United States dollar (USD, U.S.$, or U.S. dollars) as the majority of the Company operates within the U.S.

Use of Estimates and Judgments
Use of Estimates and Judgments
In preparing the consolidated financial statements, South Bow is required to make certain estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues, and expenses, since the determination of these items may be dependent on future events. The Company uses the most current information available and exercises careful judgment in making these estimates and assumptions.
Significant items subject to estimates and judgments include, but are not limited to:
•allocation of costs across reportable segments (Note 5, Segment Results);
•recoverability and depreciation rates of plant, property and equipment (Note 9, Plant, Property and Equipment);
•assumptions used to measure the carrying value of the net investment in lease (Note 10, Leases);
•assumptions used to measure the environmental remediation liability from the Milepost 14 (MP-14) pipeline incident (Note 23, Commitments, Contingencies, and Guarantees);
•provisions for income taxes, including valuation allowances and releases (Note 15, Income Taxes);
•fair value of financial instruments (Note 21, Risk Management and Financial Instruments);
•provisions for commitments, contingencies, and guarantees (Note 23, Commitments, Contingencies, and Guarantees); and
•allocation of costs from its Former Parent (Note 25, Related Party Transactions).
Actual results could differ from these estimates.
Regulatory Bodies
The Company's liquids pipelines are regulated by, but not limited to, Canada Energy Regulator (CER), Federal Energy Regulatory Commission (FERC), Alberta Energy Regulator (AER), Alberta Utilities Commission (AUC), Pipeline and Hazardous Materials Safety Association (PHMSA), and Railroad Commission of Texas. These regulatory bodies exercise statutory authority over matters such as construction, operations, approval of rates and commercial agreements, and the abandonment and decommissioning of assets.

Revenue Recognition
Revenue Recognition
The total consideration for services and products to which the Company expects to be entitled can include fixed and variable amounts. The Company has variable revenue that is subject to factors outside the Company's influence, such as market prices, actions of third parties, and weather conditions. The Company considers this variable revenue to be "constrained" as it cannot be reliably estimated and, therefore, recognizes variable revenue when the service is provided.
Revenues from contracts with customers are recognized net of any commodity taxes collected from customers, which are subsequently remitted to governmental authorities. The Company's contracts with customers include pipeline capacity arrangements, transportation contracts, and other contracts.
Revenues from the Company's pipelines are generated mainly from providing customers with firm capacity arrangements to transport crude oil. The performance obligation in these contracts is the reservation of a specified amount of capacity, together with the transportation of crude oil on a monthly basis. Revenues earned from these arrangements are recognized ratably over the term of the contract, regardless of the amount of crude oil that is transported. Revenues for volumetric-based services are recognized when the service is performed. Pipeline revenues are invoiced and received on a monthly basis. The Company does not take ownership of the crude oil that it transports for customers within its liquids pipelines business.
Revenues from the Company's marketing activities are earned through purchase and sale of crude oil, which is recorded on a net basis in the month of delivery. The Marketing segment has a contract where it is acting as the principal in the transaction and the marketing activities are not held for trading purposes. The related commodity purchases resold under this contract are recorded on a gross basis.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include short-term investments with original terms to maturity of three months or less. The Company's cash and cash equivalents are recorded at cost, which approximates fair value.

Inventories
Inventories
Inventories primarily consist of proprietary crude oil that is in transit or in storage, as well as materials and supplies, which include spare parts. Inventories are carried at the lower of cost, as determined on a weighted-average basis, and net realizable value.

Plant, Property and Equipment
Plant, Property and Equipment
Plant, property and equipment is carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Pipeline, pumping equipment, and tanks are depreciated at annual rates ranging from two per cent to 2.5 per cent and other plant, property and equipment are depreciated at various rates, reflecting their estimated useful lives. The cost of these assets includes interest capitalized during construction. When the Company retires plant, property and equipment from service, the original book cost and related accumulated depreciation are derecognized and any gain or loss is recorded in net income.

Leases
Leases
The Company determines if a contract contains a lease at inception of a contract by using judgment in assessing the following aspects: i) the contract specifies an identified asset that is physically distinct or, if not physically distinct, represents substantially all of the capacity of the asset; ii) the contract provides the customer with the right to obtain substantially all of the economic benefits from the use of the asset; and iii) the customer has the right to direct how and for what purpose the identified asset is used throughout the period of the contract.
Lessee Accounting Policy
Operating leases are recognized as right-of-use (ROU) assets and are included in plant, property and equipment while corresponding liabilities are included in accounts payable and other and other long-term liabilities on the consolidated balance sheets.
Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date of the lease agreement. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. South Bow's lease contracts do not provide an implicit interest rate, so the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. Operating lease expense is recognized on a straight-line basis over the lease term and included in plant operating costs and other in the consolidated statements of income.
The Company applies the practical expedient approach to not recognize ROU assets or lease liabilities for leases that qualify for the short-term lease recognition exemption.

Lessor Accounting Policy
Lessor Accounting Policy
The Company provides transportation and other services on certain assets to customers according to long-term service agreements through sales-type leases.
In a sales-type lease, the Company measures the total consideration within the contract at lease commencement. When a lease arrangement contains more than one lease and/or non-lease component, a portion of the contract consideration is allocated to each component based on the standalone selling price for each distinct service. The Company applies judgment to determine reasonable estimates of the expected future cost of satisfying the performance obligations of each service. The payments associated with lease components are apportioned between a reduction in the lease receivable and sales-type lease income.
At lease commencement, the Company recognizes a net investment in lease, represented by the present value of both the future lease payments and the estimated residual value of the leased asset. The plant, property and equipment of the leased asset is derecognized, with related gains or losses, if any, recognized in the consolidated statement of income. Sales-type lease income is determined using the rate implicit in the lease and is recorded in interest income and other.

Impairment of Long-Lived Assets / Impairment of Equity Method Investments/ Impairment of Financial Assets / Restricted Investments
Impairment of Long-lived Assets
The Company reviews long-lived assets such as plant, property and equipment and capital projects in development for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If the total of the estimated undiscounted future cash flows for an asset within plant, property and equipment, or the estimated selling price of any long-lived asset, is less than the carrying value of an asset, an impairment loss is recognized in the consolidated statements of income for the excess of the carrying value over the estimated fair value of the asset.
Impairment of Equity Method Investments
The Company reviews equity method investments for impairment when an event or change in circumstances has a significant adverse effect on the investment's fair value. Where the Company concludes an investment's fair value is below its carrying value, the Company then determines whether the decline in value is other-than-temporary, and if so, an impairment loss is recognized in the consolidated statements of income for the excess of the carrying value over the estimated fair value of the investment, not exceeding the carrying value of the investment.
Impairment of Financial Assets
The Company reviews financial assets carried at amortized cost for impairment using the lifetime expected loss of the financial asset at initial recognition and throughout the life of the financial asset. An expected credit loss (ECL) is calculated using a model and methodology based on assumptions and judgments, considering historical data, current counterparty information, as well as reasonable and supportable forecasts of future economic conditions. The ECL is recognized in plant operating costs and other in the consolidated statements of income, and is presented on the consolidated balance sheets as a reduction to the carrying value of the related financial asset.
Restricted Investments
The Company has certain investments that are restricted as to their withdrawal and use. These restricted investments are classified as available for sale and are recorded at fair value on the consolidated balance sheets in other long-term assets. As a result of the CER's Land Matters Consultation Initiative (LMCI), South Bow is required to collect funds to cover estimated future pipeline abandonment costs for its CER-regulated pipeline facilities. Funds collected are placed in trusts and invested until withdrawn to fund decommissioning and abandonment activities, and therefore are accounted for as restricted investments (LMCI restricted investments). LMCI restricted investments may only be used to fund the abandonment of the CER-regulated pipeline facilities, and therefore, a corresponding liability is recorded on the consolidated balance sheets in other long-term liabilities.

Receivables	Receivables Accounts receivable are measured at amortized cost.
Income Taxes
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. This method requires the recognition of deferred income tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates at the balance sheet date that are anticipated to apply to taxable income in the years in which temporary differences are expected to be reversed or settled. Changes to these balances are recognized in net income in the period in which they occur. Deferred income tax assets and liabilities are classified as non-current on the consolidated balance sheets. A valuation allowance is applied if it is more likely than not that some or all of the deferred tax assets will not be realized, based on available evidence and future taxable income estimates. The Company recognizes the financial effects of tax positions when it is more likely than not that the position will be sustained upon examination. The Company's exposure to uncertain tax positions is evaluated and a provision is made where it is more likely than not that this exposure will materialize.

Environmental Liabilities
Environmental Liabilities
The Company generally records liabilities on an undiscounted basis for environmental remediation efforts that are likely to occur and where the cost can be reasonably estimated. These estimates, including associated legal costs, are based on available information using existing technology and enacted laws and regulations, and are subject to revision in future periods based on actual costs incurred or new circumstances. The Company evaluates recoveries from insurers and other third parties separately from the liability and, when recovery is probable, it records an asset separately from the associated liability. These recoveries are presented, along with environmental remediation costs, on a net basis in plant operating costs and other in the consolidated statements of income. Variations in one or more of the categories described above could result in additional costs, such as fines, penalties and/or expenditures associated with litigation, and settlement of claims with respect to environmental liabilities.

Asset Retirement Obligations
Asset Retirement Obligations
Asset retirement obligations (ARO) associated with the retirement of the Company's long-lived assets are measured at fair value and recognized as other current or other long-term liabilities in the period when they can be reasonably estimated. The fair value of ARO estimates are meant to represent the cost a third party would charge to perform the required work to decommission the assets, and is recognized at the present value of expected future cash flows when an estimate is available. The scope and timing of asset retirements for the Company's pipeline and storage assets are indeterminable because the Company intends to operate them as long as there is supply and demand for crude oil. Accordingly, the Company has not recorded an amount for ARO related to these assets.

Employee Post-retirement Benefits
Employee Post-retirement Benefits
The Company sponsors defined benefit pension plans and defined contribution pension plans (collectively, the Pension Plans). The Company's defined benefit pension plans are closed to new employees subsequent to January 1, 2024 and the defined contribution pension plans are open to new entrants. The cost of the Pension Plans received by employees is determined using the projected benefit method, pro-rated based on service and Management's best estimate of actuarial assumptions, such as expected plan investment performance, salary escalation, and retirement age of employees. The Company's share of the Pension Plans' assets and liabilities assumed from its Former Parent upon Spinoff have been accounted for in the year ended December 31, 2024.
The Pension Plans' assets are measured at fair value at December 31 of each year. The expected return on the Pension Plans' assets is determined using market-related values based on a five-year moving average value for all of the Pension Plans' assets. The Company recognizes the overfunded or underfunded status of its Pension Plans as an asset or liability, respectively, on the consolidated balance sheets and recognizes changes in that funded status through other comprehensive income (OCI) in the year in which the change occurs. The excess of net actuarial gains or losses over 10 per cent of the greater of the benefit obligation and the market-related value of the Pension Plans' assets, if any, is amortized out of accumulated other comprehensive income (loss) (AOCI) and into net income over the average remaining service periods of the active participants. When the restructuring of a benefit plan gives rise to both a curtailment and a settlement, the curtailment is accounted for prior to the settlement. Post-retirement benefit amounts are recoverable through tolls as benefits are funded.

Foreign Currency Transactions and Translation
Foreign Currency Transactions and Translation
Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which the Company or combined entity operates. This is referred to as the functional currency. Transactions denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency using the exchange rate in effect at the balance sheet date, whereas non-monetary assets and liabilities are translated at the historical exchange rate in effect on the date of the transaction. Foreign exchange gains and losses resulting from translation of monetary assets and liabilities are recorded in net income.
Gains and losses arising from translation of foreign operations' functional currencies to the Company's U.S.-dollar reporting currency are reflected in OCI until the operations are sold, at which time the gains and losses are reclassified to net income. Asset and liability accounts are translated at the period-end exchange rates, while revenues, expenses, gains and losses, and equity items are translated at the average monthly exchange rates.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
All derivative instruments are recorded on the consolidated balance sheets at fair value, unless they qualify for and are designated under a normal purchase and normal sales exemption, or are considered to meet other permitted exemptions.
Derivatives are used as economic hedges and for proprietary trading strategies in the Company's marketing business. These derivatives do not meet the specific criteria for hedge accounting treatment and therefore, the changes in fair value are recorded in net income in the period of change.
Derivatives embedded in other financial instruments or contracts (host instrument) are recorded as separate derivatives. Embedded derivatives are measured at fair value if their economic characteristics are not clearly and closely related to those of the host instrument, their terms are the same as those of a standalone derivative, and the total contract is not held for trading or accounted for at fair value. When changes in the fair value of embedded derivatives are measured separately, they are recorded in net income.
Net Investment Hedges
Net investment hedges are used by the Company to hedge its net investments in foreign operations against foreign currency exposure. South Bow has only used non-derivative instruments as net investment hedges. At inception, the net investment hedge is formally identified, designated and documented, and hedge effectiveness is assessed. Changes in the fair value of the net investment hedge are recognized in OCI with any ineffective portions recognized in net income.

Variable Interest Entities
Variable Interest Entities
A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support, or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. The assessment of whether an entity is a VIE and, if so, whether the Company is the primary beneficiary, is completed at the inception of the entity or at a reconsideration event.
Consolidated VIEs
The Company's consolidated VIEs consist of legal entities where the Company has a variable interest and for which it is considered the primary beneficiary. As the primary beneficiary, the Company has the power, through voting or similar rights, to direct the activities of the VIE that most significantly impact economic performance, including: purchasing or selling significant assets; maintenance and operations of assets; incurring additional indebtedness; or determining the strategic operating direction of the entity. In addition, the Company has the obligation to absorb losses or the right to receive benefits from the consolidated VIE that could potentially be significant to the VIE.
Non-consolidated VIEs
The Company's non-consolidated VIEs consist of legal entities where the Company has a variable interest but is not the primary beneficiary as it does not have the power (either explicit or implicit), through voting or similar rights, to direct the activities that most significantly impact the economic performance of these VIEs or where this power is shared with third parties. The Company contributes capital to these VIEs and receives ownership interests that provide it with residual claims on assets after liabilities are paid. Non-consolidated VIEs are accounted for as equity investments.
The Company's maximum exposure to loss is the maximum loss that could potentially be recorded through net income in future periods as a result of the Company's variable interest in a VIE.

Stock-based Compensation
Share-based Compensation
South Bow records share-based compensation for its long-term incentive plans, which includes stock options, restricted share units (RSUs), performance share units (PSUs), and deferred share units (DSUs). The Company established these plans upon Spinoff, in which the existing grants and awards from the Company's Former Parent transferred to South Bow with similar contractual terms and valuations.
South Bow's Stock Option Plan permits options for the purchase of common shares to be awarded to certain employees, including officers. Stock options granted are recorded using the fair value method. Under this method, compensation expense is measured at the grant date based on the fair value and is recognized on a straight-line basis over the vesting period in the consolidated statements of income, with an offset to contributed surplus on the consolidated balance sheets. Forfeitures are accounted for when they occur. Upon exercise of stock options, amounts originally recorded against additional paid-in capital are reclassified to common shares within shareholders' capital on the consolidated balance sheets. No stock options have been granted under the Former Parent or South Bow's plans since 2023.
The expense related to RSU, PSU, and DSU incentive plans is accounted for on a liability basis. Under these plans, benefits vest when certain conditions are met, including the employees' continued employment during a specified period and for PSUs only, achievement of specified corporate performance targets. RSUs, PSUs, and DSUs accrue dividend equivalent units based on record date, increasing awards outstanding over time.

Accounting Policy Changes	Accounting Policy Changes
Accounting Changes Adopted
Amendments to Income Taxes
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09 Improvements to Income Tax Disclosures to enhance the transparency and decision-usefulness of income tax disclosures through improvements to the rate reconciliation and income taxes paid information. The guidance also includes certain other amendments to improve the effectiveness of income tax disclosures. This new guidance is effective for the annual period beginning January 1, 2025 and the Company has applied changes to the disclosures for the periods presented in the consolidated financial statements on a retrospective basis. Refer to Note 15, Income Taxes for additional information.
Future Accounting Changes Not Yet Adopted
Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU 2024-03 Disaggregation of Income Statement Expenses, which requires additional disclosures about certain costs and expenses in the notes to the consolidated financial statements. This new guidance is effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027, with early adoption permitted. The guidance is to be applied prospectively, with retrospective application permitted. The Company has chosen not to early adopt this guidance and is currently evaluating the impact on its consolidated financial statements and related disclosures.